EMPLOYEE AND DIRECTOR BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
EMPLOYEE AND DIRECTOR BENEFIT PLANS
NOTE 9. EMPLOYEE AND DIRECTOR BENEFIT PLANS

The Company has purchased life insurance contracts on the lives of certain key officers. At December 31, 2011 and 2010, the cash surrender value of the bank owned life insurance was approximately $14,237,000 and $13,664,000, respectively, as included in the consolidated balance sheets.

The Company sponsors a deferred compensation plan for certain key management employees and directors. Under the management plan, employees designated by the Board of Directors may defer compensation and receive the deferred amounts plus earnings thereon upon termination of employment or at their election. The liability for the cumulative employee contributions and earnings thereon at December 31, 2011 and 2010 totaled approximately $391,000 and $356,000, respectively. Under the director plan, which was approved in 2005, participating directors may defer up to 100%of their Board compensation towards the purchase of Company common stock at market prices on a quarterly basis that is held in a Rabbi Trust. During 2011 and 2010 the plan purchased 3,004 and 3,765 shares of Company common stock, respectively, valued at approximately $49,600 in 2011 and $64,200 in 2010. No distributions of shares under this director plan were made in 2011 or 2010. The common stock outstanding and the related director deferred compensation liability are offsetting components of the Company’s equity in the amount of $315,762 at year end 2011 and $266,196 at year end 2010 representing 16,889 shares and 13,885 shares, respectively.

The Company also sponsors a 401(k) savings plan under which eligible employees may choose to save up to 100% of salary compensation on either a pre-tax or after-tax basis, subject to certain IRS limits. Under the plan, the Company matches 100% of participating employee contributions up to 6% of the participant’s gross compensation. The Company contribution vests over five years. The Company can make additional annual discretionary profit sharing contributions, as determined by the Board of Directors.

For 2011, 2010 and 2009, the Company’s matching expense and discretionary contribution, if any for the year, totaled approximately $462,000, $415,000 and $415,000, respectively.